Stock-Based Compensation (Details) - Schedule of Assumptions Used In Determining The Fair Value Of Option Awards - Share-based Payment Arrangement, Option [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	72.30%	69.40%	69.40%
Risk-free interest rate	0.79%	1.46%	1.46%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	5 years 5 months 19 days	5 years 11 months 8 days	6 years 29 days